Stockholders' Equity (Details 1) - Employee Stock Option [Member]	3 Months Ended		5 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Expected life in years	5 years 10 months 24 days	6 years	6 years
Risk-free interest rate	1.97%	2.13%	2.17%
Expected annual volatility	117.87%	114.20%	113.79%
Dividend yield	0.00%	0.00%	0.00%